Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Shareholders' Equity

15. SHAREHOLDERS’ EQUITY

(A)
Conditional Capital

The conditional capital at December 31, 2025 amounted to a maximum of CHF 235,752.08 split into 23,575,208 ordinary shares, in connection with the potential future issuances of:

•
Conditional share capital for new bonds and similar debt instruments:

CHF 67,500.00 through the issuance of a maximum of 6,750,000 fully paid-up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of convertible rights and/or option rights or warrants, new bonds and similar debt instruments.

•
Conditional share capital in connection with employee benefit plans:

CHF 124,800.00 through the issuance of a maximum of 12,480,000 fully paid-up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis.

During the year ended December 31, 2025, 363,093 stock options have been exercised and 174,655 RSUs vested resulting in the associated ordinary shares issued using the conditional share capital for employee benefit plans (refer to Note 13). These shares were not registered yet in the commercial register as of December 31, 2025.

•
Conditional share capital for BCA public and private warrants:

CHF 39,751.05 through the issuance of a maximum of 3,975,105 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of warrants.

During the year ended December 31, 2025, 1,929,467 warrants have been exercised and associated ordinary shares have been issued using the conditional share capital for BCA public and private warrants (refer to Note 17). These shares were not registered yet in the commercial register as of December 31, 2025.

•
Conditional share capital for earnout options:

CHF 3,701.03 through the issuance of a maximum of 370,103 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis. As of December 31, 2025, 159,453 earnout options were exercisable.

(B)
Treasury shares

The Company cancelled 100,000 treasury shares effective March 2, 2023 as a result of the Business Combination. In connection with the ATM Offering Program, the Company issued 1,000,000 ordinary shares during the year ended December 31, 2024 and 2,500,000 ordinary shares during the year ended December 31, 2025 out of its existing capital band, each with a nominal value of CHF 0.01 to be held as treasury shares. There were no sales under the ATM Offering Program during the year ended December 31, 2025. In connection with the November 2025 Offerings, the Company issued 2,796,297 shares previously held in treasury by the Company.

(D) Capital band

As of December 31, 2025, the Company’s capital band has a lower limit of CHF 545,336.74 and upper limit of CHF 818,005.11. The Company may effect an increase of the Company’s share capital in a maximum amount of CHF 272,668.37 by issuing up to 27,266,837 ordinary shares with a par value of CHF 0.01 each out of the Company’s capital band. The Board of Directors is authorized to increase the share capital to the upper limit or decrease the share capital to the lower limit at any time and as often as required until June 4, 2030.